Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
August 31, 2024

Dates Covered
Collections Period	08/01/24 - 08/31/24
Interest Accrual Period	08/15/24 - 09/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/24	503,589,335.80	26,556
Yield Supplement Overcollateralization Amount 07/31/24	41,911,829.63	0
Receivables Balance 07/31/24	545,501,165.43	26,556
Principal Payments	22,476,691.20	1,424
Defaulted Receivables	1,012,902.70	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/24	39,509,320.86	0
Pool Balance at 08/31/24	482,502,250.67	25,082

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.74%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	7,457,115.31	313
Past Due 61-90 days	3,187,421.86	121
Past Due 91-120 days	548,748.92	19
Past Due 121+ days	0.00	0
Total	11,193,286.09	453

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.14%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Delinquency Trigger Occurred	NO

Recoveries	802,418.32
Aggregate Net Losses/(Gains) - August 2024	210,484.38
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.46%
Prior Net Losses/(Gains) Ratio	0.39%
Second Prior Net Losses/(Gains) Ratio	0.34%
Third Prior Net Losses/(Gains) Ratio	0.39%
Four Month Average	0.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.76%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	46.35

Flow of Funds	$ Amount
Collections	25,925,800.05
Investment Earnings on Cash Accounts	26,344.97
Servicing Fee	(454,584.30)
Transfer to Collection Account	-
Available Funds	25,497,560.72

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,851,030.48
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	928,909.91
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,120,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,366,959.03

Total Distributions of Available Funds	25,497,560.72

Servicing Fee	454,584.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 08/15/24	498,551,160.58
Principal Paid	21,087,085.13
Note Balance @ 09/16/24	477,464,075.45

Class A-1
Note Balance @ 08/15/24	0.00
Principal Paid	0.00
Note Balance @ 09/16/24	0.00
Note Factor @ 09/16/24	0.0000000%

Class A-2a
Note Balance @ 08/15/24	53,094,856.91
Principal Paid	14,787,988.44
Note Balance @ 09/16/24	38,306,868.47
Note Factor @ 09/16/24	14.8338245%

Class A-2b
Note Balance @ 08/15/24	22,616,303.67
Principal Paid	6,299,096.69
Note Balance @ 09/16/24	16,317,206.98
Note Factor @ 09/16/24	14.8338245%

Class A-3
Note Balance @ 08/15/24	279,880,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	279,880,000.00
Note Factor @ 09/16/24	100.0000000%

Class A-4
Note Balance @ 08/15/24	97,610,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	97,610,000.00
Note Factor @ 09/16/24	100.0000000%

Class B
Note Balance @ 08/15/24	30,230,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	30,230,000.00
Note Factor @ 09/16/24	100.0000000%

Class C
Note Balance @ 08/15/24	15,120,000.00
Principal Paid	0.00
Note Balance @ 09/16/24	15,120,000.00
Note Factor @ 09/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,043,516.56
Total Principal Paid	21,087,085.13
Total Paid	23,130,601.69

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	229,192.80
Principal Paid	14,787,988.44
Total Paid to A-2a Holders	15,017,181.24

Class A-2b
SOFR Rate	5.35353%
Coupon	5.78353%
Interest Paid	116,268.51
Principal Paid	6,299,096.69
Total Paid to A-2b Holders	6,415,365.20

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0280426
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.9274090
Total Distribution Amount	22.9554516

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.8875186
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	57.2645153
Total A-2a Distribution Amount	58.1520339

A-2b Interest Distribution Amount	1.0569865
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	57.2645154
Total A-2b Distribution Amount	58.3215019

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	44.05
Noteholders' Third Priority Principal Distributable Amount	717.03
Noteholders' Principal Distributable Amount	238.92

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/24	5,038,175.22
Investment Earnings	22,428.02
Investment Earnings Paid	(22,428.02)
Deposit/(Withdrawal)	-
Balance as of 09/16/24	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,025,604.33	3,511,627.40	3,698,381.91
Number of Extensions	132	129	124
Ratio of extensions to Beginning of Period Receivables Balance	0.74%	0.62%	0.62%